SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended
	Feb. 08, 2021	Dec. 31, 2020	Sep. 30, 2021
Summary of Significant Accounting Policies [Line Items]
Offering costs charged to shareholders' equity	$ 6,224,714
Deferred Offering Costs		$ 37,042
Unrecognized tax position		0	$ 0
Unrecognized tax benefits, interest and penalties accrued		0	0
Federal Depository Insurance Coverage		$ 250,000	$ 250,000
Class B common stock | Over-Allotment Option | Sponsor
Summary of Significant Accounting Policies [Line Items]
Weighted average of shares subject to forfieture		937,500